Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers

Note 22: Revenue from Contracts with Customers
Our revenue includes net interest income on financial instruments and noninterest income. Table 22.1 presents our revenue by operating segment. The “Other” segment for each of the tables below includes the elimination of certain items that are included in more than one business segment, substantially all of which represents products and services for WIM customers served through Community Banking distribution channels. For additional description of our operating segments, including additional financial information and the underlying management accounting process, see Note 27 (Operating Segments).
We adopted ASU 2014-09 – Revenue from Contracts with Customers on a modified retrospective basis as of January 1, 2018. For details on the impact of the adoption of this ASU, see Note 1 (Summary of Significant Accounting Policies) in our 2018 Form 10-K.

Table 22.1: Revenue by Operating Segment

	Year ended December 31, 2019
(in millions)	Community Banking	Wholesale Banking	Wealth and Investment Management	Other	Consolidated Company
Net interest income (1)	$27,610	17,699	4,037	(2,115)	47,231
Noninterest income:
Service charges on deposit accounts	2,823	1,974	16	(15)	4,798
Trust and investment fees:
Brokerage advisory, commissions and other fees	1,931	292	8,946	(1,932)	9,237
Trust and investment management	805	486	2,587	(840)	3,038
Investment banking	(93)	1,889	6	(5)	1,797
Total trust and investment fees	2,643	2,667	11,539	(2,777)	14,072
Card fees	3,655	359	6	(4)	4,016
Other fees:
Lending related charges and fees (1)(2)	239	1,139	8	(7)	1,379
Cash network fees	452	—	—	—	452
Commercial real estate brokerage commissions	—	358	—	—	358
Wire transfer and other remittance fees	274	196	8	(4)	474
All other fees (1)	313	108	1	(1)	421
Total other fees	1,278	1,801	17	(12)	3,084
Mortgage banking (1)	2,307	412	(12)	8	2,715
Insurance (1)	44	303	72	(41)	378
Net gains (losses) from trading activities (1)	24	915	53	1	993
Net gains (losses) on debt securities (1)	51	89	—	—	140
Net gains (losses) from equity securities (1)	2,155	416	272	—	2,843
Lease income (1)	—	1,612	—	—	1,612
Other income of the segment (1)	2,726	(570)	1,341	(316)	3,181
Total noninterest income	17,706	9,978	13,304	(3,156)	37,832
Revenue	$45,316	27,677	17,341	(5,271)	85,063
Year ended December 31, 2018
Net interest income (1)	$29,219	18,690	4,441	(2,355)	49,995
Noninterest income:
Service charges on deposit accounts	2,641	2,074	16	(15)	4,716
Trust and investment fees:
Brokerage advisory, commissions and other fees	1,887	317	9,161	(1,929)	9,436
Trust and investment management	910	445	2,893	(932)	3,316
Investment banking	(35)	1,783	9	—	1,757
Total trust and investment fees	2,762	2,545	12,063	(2,861)	14,509
Card fees	3,543	362	6	(4)	3,907
Other fees:
Lending related charges and fees (1)(2)	278	1,247	7	(6)	1,526
Cash network fees	478	3	—	—	481
Commercial real estate brokerage commissions	—	468	—	—	468
Wire transfer and other remittance fees	264	209	8	(4)	477
All other fees (1)	339	92	2	(1)	432
Total other fees	1,359	2,019	17	(11)	3,384
Mortgage banking (1)	2,659	362	(11)	7	3,017
Insurance (1)	83	312	82	(48)	429
Net gains (losses) from trading activities (1)	28	516	57	1	602
Net gains (losses) on debt securities (1)	(3)	102	9	—	108
Net gains (losses) from equity securities (1)	1,505	293	(283)	—	1,515
Lease income (1)	—	1,753	—	—	1,753
Other income of the segment (1)	3,117	(322)	(21)	(301)	2,473
Total noninterest income	17,694	10,016	11,935	(3,232)	36,413
Revenue	$46,913	28,706	16,376	(5,587)	86,408
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Year ended December 31, 2017
	Community Banking	Wholesale Banking	Wealth and Investment Management	Other	Consolidated Company
Net interest income (1)	$28,658	18,810	4,641	(2,552)	49,557
Noninterest income:
Service charges on deposit accounts	2,909	2,201	17	(16)	5,111
Trust and investment fees:
Brokerage advisory, commissions and other fees	1,830	304	9,072	(1,848)	9,358
Trust and investment management	889	523	2,877	(917)	3,372
Investment banking	(59)	1,827	(2)	(1)	1,765
Total trust and investment fees	2,660	2,654	11,947	(2,766)	14,495
Card fees	3,613	345	6	(4)	3,960
Other fees:
Lending related charges and fees (1)(2)	311	1,257	8	(8)	1,568
Cash network fees	498	8	—	—	506
Commercial real estate brokerage commissions	1	461	—	—	462
Wire transfer and other remittance fees	239	204	9	(4)	448
All other fees (1)	448	124	1	—	573
Total other fees	1,497	2,054	18	(12)	3,557
Mortgage banking (1)	3,895	458	(10)	7	4,350
Insurance (1)	139	872	88	(50)	1,049
Net gains (losses) from trading activities (1)	(251)	701	92	—	542
Net gains (losses) on debt securities (1)	709	(232)	2	—	479
Net gains (losses) from equity securities (1)	1,455	116	208	—	1,779
Lease income (1)	—	1,907	—	—	1,907
Other income of the segment (1)	1,734	114	63	(308)	1,603
Total noninterest income	18,360	11,190	12,431	(3,149)	38,832
Revenue	$47,018	30,000	17,072	(5,701)	88,389

(1)
Most of our revenue is not within the scope of Accounting Standards Update (ASU) 2014-09 – Revenue from Contracts with Customers, and additional details are included in other notes to our financial statements. The scope explicitly excludes net interest income as well as many other revenues for financial assets and liabilities, including loans, leases, securities, and derivatives.

(2)	Represents combined amount of previously reported “Charges and fees on loans” and “Letters of credit fees.”
We provide services to customers which have related performance obligations that we complete to recognize revenue. Our revenues are generally recognized either immediately upon the completion of our service or over time as we perform services. Any services performed over time generally require that we render services each period and therefore we measure our progress in completing these services based upon the passage of time.

SERVICE CHARGES ON DEPOSIT ACCOUNTS are earned on depository accounts for commercial and consumer customers and include fees for account and overdraft services. Account charges include fees for periodic account maintenance activities and event-driven services such as stop payment fees. Our obligation for event-driven services is satisfied at the time of the event when the service is delivered, while our obligation for maintenance services is satisfied over the course of each month. Our obligation for overdraft services is satisfied at the time of the overdraft.
Table 22.2 presents our service charges on deposit accounts by operating segment.
Table 22.2: Service Charges on Deposit Accounts by Operating Segment

										Year ended December 31,
	Community Banking			Wholesale Banking			Wealth and Investment Management			Other			Consolidated Company
(in millions)	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
Overdraft fees	$1,965	1,776	1,941	5	5	6	1	1	1	—	—	—	1,971	1,782	1,948
Account charges	858	865	968	1,969	2,069	2,195	15	15	16	(15)	(15)	(16)	2,827	2,934	3,163
Service charges on deposit accounts	$2,823	2,641	2,909	1,974	2,074	2,201	16	16	17	(15)	(15)	(16)	4,798	4,716	5,111

BROKERAGE ADVISORY, COMMISSIONS AND OTHER FEES are earned for providing full-service and discount brokerage services predominantly to retail brokerage clients. These revenues include fees earned on asset-based and transactional accounts and other brokerage advisory services.
Asset-based revenues are charged based on the market value of the client’s assets. The services and related obligations associated with certain of these revenues, which include investment advice, active management of client assets, or assistance with selecting and engaging a third-party advisory manager, are generally satisfied over a month or quarter. The remaining revenues include trailing commissions which are earned for selling shares to investors. Our obligation associated with earning trailing commissions is satisfied at the time shares are sold. However, these fees are received and recognized over time during the period the customer owns the shares and we remain the broker of record. The amount of trailing commissions is variable based on the length of time the customer holds the shares and on changes in the value of the underlying assets.
Transactional revenues are earned for executing transactions at the client’s direction. Our obligation is generally satisfied upon the execution of the transaction and the fees are based on the size and number of transactions executed.
Other revenues earned from other brokerage advisory services include omnibus and networking fees received from mutual fund companies in return for providing record keeping and other administrative services, and annual account maintenance fees charged to customers.
Table 22.3 presents our brokerage advisory, commissions and other fees by operating segment.

Table 22.3: Brokerage Advisory, Commissions and Other Fees by Operating Segment

										Year ended December 31,
	Community Banking			Wholesale Banking			Wealth and Investment Management			Other			Consolidated Company
(in millions)	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
Asset-based revenue (1)	$1,478	1,482	1,372	—	1	1	6,777	6,899	6,630	(1,480)	(1,484)	(1,371)	6,775	6,898	6,632
Transactional revenue	383	340	382	26	70	40	1,534	1,618	1,802	(383)	(380)	(400)	1,560	1,648	1,824
Other revenue	70	65	76	266	246	263	635	644	640	(69)	(65)	(77)	902	890	902
Brokerage advisory, commissions and other fees	$1,931	1,887	1,830	292	317	304	8,946	9,161	9,072	(1,932)	(1,929)	(1,848)	9,237	9,436	9,358

(1)	We earned trailing commissions of $1.2 billion for the year ended December 31, 2019 and $1.3 billion for both of the years ended December 31, 2018 and 2017, respectively.
TRUST AND INVESTMENT MANAGEMENT FEES are earned for providing trust, investment management and other related services.
Investment management services include managing and administering assets, including mutual funds, and institutional separate accounts. Fees for these services are generally determined based on a tiered scale relative to the market value of assets under management (AUM). In addition to AUM, we have client assets under administration (AUA) that earn various administrative fees which are generally based on the extent of the services provided to administer the account. Services with
AUM and AUA-based fees are generally performed over time.
Trust services include acting as a trustee or agent for corporate trust, personal trust, and agency assets. Obligations for trust services are generally satisfied over time, while obligations for activities that are transactional in nature are satisfied at the time of the transaction.
Other related services include the custody and safekeeping of accounts. Our obligation for these services is generally satisfied over time.
Table 22.4 presents our trust and investment management fees by operating segment.
Table 22.4: Trust and Investment Management Fees by Operating Segment

										Year ended December 31,
	Community Banking			Wholesale Banking			Wealth and Investment Management			Other			Consolidated Company
(in millions)	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
Investment management fees	$—	—	1	—	—	—	1,990	2,087	2,053	—	—	—	1,990	2,087	2,054
Trust fees	804	908	887	338	329	421	557	728	757	(840)	(932)	(916)	859	1,033	1,149
Other revenue	1	2	1	148	116	102	40	78	67	—	—	(1)	189	196	169
Trust and investment management fees	$805	910	889	486	445	523	2,587	2,893	2,877	(840)	(932)	(917)	3,038	3,316	3,372

INVESTMENT BANKING FEES are earned for underwriting debt and equity securities, arranging loan syndications and performing other advisory services. Our obligation for these services is generally satisfied at closing of the transaction. Substantially all of these fees are in the Wholesale Banking operating segment.

CARD FEES include credit and debit card interchange and network revenues and various card-related fees. Credit and debit card interchange and network revenues are earned on credit and debit card transactions conducted through payment networks such as Visa, MasterCard, and American Express. Our obligation is satisfied concurrently with the delivery of services on a daily basis.
Table 22.5 presents our card fees by operating segment.

Table 22.5: Card Fees by Operating Segment

										Year ended December 31,
	Community Banking			Wholesale Banking			Wealth and Investment Management			Other			Consolidated Company
(in millions)	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
Credit card interchange and network revenues (1)	$809	792	944	359	361	345	6	6	6	(4)	(4)	(4)	1,170	1,155	1,291
Debit card interchange and network revenues	2,148	2,053	1,964	—	—	—	—	—	—	—	—	—	2,148	2,053	1,964
Late fees, cash advance fees, balance transfer fees, and annual fees	698	698	705	—	1	—	—	—	—	—	—	—	698	699	705
Card fees	$3,655	3,543	3,613	359	362	345	6	6	6	(4)	(4)	(4)	4,016	3,907	3,960

(1)
The cost of credit card rewards and rebates of $1.5 billion, $1.4 billion and $1.2 billion for the years ended December 31, 2019, 2018 and 2017, respectively, are presented net against the related revenues.

CASH NETWORK FEES are earned for processing ATM transactions. Our obligation is completed daily upon settlement of ATM transactions. Substantially all of these fees are in the Community Banking operating segment.

COMMERCIAL REAL ESTATE BROKERAGE COMMISSIONS are earned for assisting customers in the sale of real estate property. Our obligation is satisfied upon the successful brokering of a transaction. Fees are based on a fixed percentage of the sales price. All of these fees are in the Wholesale Banking operating segment. In October 2019, we sold our commercial real estate brokerage business (Eastdil).
WIRE TRANSFER AND OTHER REMITTANCE FEES consist of fees earned for funds transfer services and issuing cashier’s checks and money orders. Our obligation is satisfied at the time of the funds transfer services or upon issuance of the cashier’s check or money order. Substantially all of these fees are in the Community Banking and Wholesale Banking operating segments.

ALL OTHER FEES include various types of fees for products or services such as merchant payment services, safe deposit boxes, and loan syndication agency services. These fees are generally recognized over time as we perform the services. Most of these fees are in the Community Banking operating segment.